Business Combinations - Summary of Fair Value of Consideration Transferred (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Separately Recognized Transaction [Line Items]
Cash consideration	$ 1,871,642
Equity consideration	4,000
Total consideration	1,875,642
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	49,456
Accounts receivables, net	270,849
Prepaid and other current assets	9,302
Property and equipment	199,760
Lease assets	27,530
Intangible assets	775,000		$ 775,000
Other assets	13,674
Deferred tax assets	813
Accounts payable	(17,035)
Accrued expenses and other current liabilities	(76,446)
Deferred tax liabilities	(167,944)
Lease obligations	(54,900)
Other liabilities	(20,016)
Total identifiable net assets acquired	1,010,043
Goodwill	$ 865,599	$ 876,790	$ 845,939	$ 511,501